Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Number of interest rate swaps agreements	24	27	43
Notional amount of derivative asset	$ 2,400,000	$ 2,900,000	$ 4,600,000
Gain/(Loss) on interest rate swaps	(15,528)	8,373	(54,073)
Number of foreign currency forward contracts held	0	0	0
Long lived assets held and used - carrying amount	48,648
Two loan agreements	5,636,323	5,728,049
Security deposits, non current	550	550
Security deposits, current			8,000
Restricted cash, current	92,694	94,170
Cash flow hedge unrealized
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income / loss				(35,992)
Gain/(Loss) on interest rate swaps	29,304	88,859	54,506
Cash flow hedge realized
Losses on cash flow hedges transferred from other comprehensive loss to statement of operations	550	550
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income / loss				(16,463)
Convertible Senior Notes
Debt Instrument, Fair Value Disclosure		700,000
Debt Instrument Carrying Amount Net Of Financing Fees		649,966
Ocean Rig UDW
Debt Instrument, Fair Value Disclosure	380,000	531,250
Debt Instrument Carrying Amount Net Of Financing Fees	492,214	493,915
Drill Rigs Notes
Debt Instrument, Fair Value Disclosure	666,000	863,504
Debt Instrument Carrying Amount Net Of Financing Fees	788,224	784,485
Tankers Saga and Vilamoura
Security deposits, non current		550
FFAs
Losses on cash flow hedges transferred from other comprehensive loss to statement of operations	(550)	(550)	(23,453)
Number of forward freight agreements held		0	0
Loans
Debt Instrument, Fair Value Disclosure		1,951,790
Debt Instrument Carrying Amount Net Of Financing Fees		1,839,170
Due to hedging termination
Cash Flow Hedge Gain Loss Reclassified To Consolidated Statement Operations			22,904
Due to early loan repayment
Cash Flow Hedge Gain Loss Reclassified To Consolidated Statement Operations			13,088
$1.3 Billion Term Loan B Facility - Drilling Segment
Debt Instrument Carrying Amount Net Of Financing Fees	1,266,341
$1.9 Billion Term Loan B Facility - Drilling Segment
Debt Instrument Carrying Amount Net Of Financing Fees	1,825,671
Ocean Rig Mylos and Ocean Rig Skyros
Restricted cash, current		$ 6,000